THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, MN 55415

June 29, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:       Thrivent Mutual Funds-- Rule 497(j) Filing
              (File Nos. 033-12911 and 811-5075)

Ladies and Gentlemen:

Thrivent Mutual Funds (the "Registrant") filed via EDGAR on April 28, 2006, an electronically signed copy of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(a) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended. On June 27, 2006, the Registrant filed via EDGAR pursuant to Rule 497 the prospectus of the Thrivent High Yield Fund II and the combined statement of additional information for the Registrant.

In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the following prospectuses contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 of the 1933 Act Rules: Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Technology Fund, Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Mid Cap Index Fund-I, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, Thrivent Large Cap Index Fund, Thrivent Large Cap Index Fund-I, Thrivent Balanced Fund, Thrivent High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Limited Maturity Bond Fund, Thrivent Money Market Fund, and Thrivent U.S. Government Zero Coupon Target Fund, Series 2006.

Should the staff have any questions regarding the foregoing, please contact the undersigned (612) 340-4249.

Very truly yours,

/s/ David S. Royal
David S. Royal
Attorney